December 12, 2012

Securities and Exchange Commission

Division of Investment Management

Office of Disclosure and Review

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Davis New York Venture Fund, Inc. Post-Effective Amendment No. 103 under the Securities Act of 1933, File No. 2-29858, and Amendment No. 78 under the Investment Company Act of 1940, File No. 811-1701.

Dear Sir or Madam:

On behalf of Davis New York Venture Fund, Inc. (the “Company”), attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 103 to the Company’s Registration Statement on Form N-1A.

Reason for 485(a) Filing

(1) This Post-Effective Amendment reflects the board of directors’ intention to cease selling Class B Shares as of May 1, 2013.

(2) Davis Global Fund and Davis International Fund have an October 31st fiscal year ends and a follow-up filing will be made to reflect SEC comments, update financial information which was not yet available at the time of this filing, and add as exhibits consents from counsel and auditors.

(4) This Post-Effective Amendment does not affect the registration statements or disclosure of the Registrant’s other series, Davis New York Venture Fund and Davis Research Fund.

Requested Effective Date

The Registrant requests an effective date 60 days from the date of initial filing.

Questions regarding this filing should be directed to me at (520) 434-3771. In my absence questions regarding this filing should be directed to Ryan Charles at (520)434-3778.

Very truly yours,

Thomas Tays